CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
Ordinary shares, par value (in NIS per share)	0.02	0.02
Treasury shares, shares	39,000	39,000